As filed with the Securities and Exchange Commission on December 4, 2014

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 159	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 161	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (January 2, 2015) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 159 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 69, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 159 is filed solely for the purpose of designating January 2, 2015 as the new effective date of that portion of Post-Effective Amendment No. 69 that relates to the: (i) PIMCO StocksPLUS® Absolute Return Exchange-Traded Fund; (ii) PIMCO Small Cap StocksPLUS® AR Strategy Exchange-Traded Fund; (iii) PIMCO International StocksPLUS® AR Strategy Exchange-Traded Fund (Unhedged); (iv) PIMCO EM Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund; (v) PIMCO Small Company Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund; and (vi) PIMCO EM StocksPLUS® AR Strategy Exchange-Traded Fund; the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 75 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 81 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 87 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 98 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 105 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 111 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 125 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 137 to the Trust’s Registration Statement, as filed October 9, 2014, and Post-Effective Amendment No. 148 to the Trust’s Registration Statement, as filed November 6, 2014. This Post-Effective Amendment does not affect that portion of Post-Effective Amendment No. 69 that relates to the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund (formerly, the PIMCO Fundamental IndexPLUS® AR Exchange-Traded Fund) or the PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund (formerly, the PIMCO International Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund), the effectiveness of which occurred on August 15, 2014, via Post-Effective Amendment No. 113. This Post-Effective Amendment also does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 159 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 4th day of December, 2014.

PIMCO ETF TRUST
(Registrant)
By:
Brent R. Harris*, President
*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Brent R. Harris*	Trustee	December 4, 2014
E. Philip Cannon*	Trustee	December 4, 2014
J. Michael Hagan*	Trustee	December 4, 2014
Douglas M. Hodge*	Trustee	December 4, 2014
Ronald C. Parker*	Trustee	December 4, 2014
Brent R. Harris*	President (Principal Executive Officer)	December 4, 2014
Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	December 4, 2014

*, **By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.